Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net revenues	$ 126,761	$ 123,120	$ 107,080
Cost of revenues	102,978	100,632	86,518
Gross profit	23,783	22,488	20,562
Operating expenses	15,746	15,278	14,231
Operating profit	8,037	7,210	6,331
Interest expense, net	509	557	584
Loss on early extinguishment of debt	0	348	0
Income before income tax provision	7,528	6,305	5,747
Income tax provision	2,928	2,436	2,258
Income from continuing operations	4,600	3,869	3,489
Loss from discontinued operations, net of tax	(8)	(7)	(31)
Net income	4,592	3,862	3,458
Net loss attributable to noncontrolling interest	0	2	4
Net income attributable to CVS Caremark	$ 4,592	$ 3,864	$ 3,462
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 3.78	$ 3.05	$ 2.61
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 3.77	$ 3.04	$ 2.59
Weighted average common shares outstanding (in shares)	1,217	1,271	1,338
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 3.75	$ 3.02	$ 2.59
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 3.74	$ 3.02	$ 2.57
Weighted average common shares outstanding (in shares)	1,226	1,280	1,347
Dividends declared per common share	$ 0.9	$ 0.65	$ 0.50